9. Commitments and Contingencies (Details)	Jun. 30, 2015 USD ($)
Payments Due by June 30,
2016	$ 411,166
2017	408,207
2018	298,741
2019	277,377
Thereafter	92,459
Total	1,487,950
Administrative office, San Diego, CA
Payments Due by June 30,
2016	272,397
2017	277,377
2018	277,377
2019	277,377
Thereafter	92,459
Total	1,196,987
Administrative office, Korea
Payments Due by June 30,
2016	128,184
2017	128,184
2018	21,364
2019	0
Thereafter	0
Total	277,732
Corporate housing facility
Payments Due by June 30,
2016	10,585
2017	2,646
2018	0
2019	0
Thereafter	0
Total	$ 13,231